Equity	12 Months Ended
Dec. 31, 2024
Disclosure Of Issued Capital [Abstract]
Equity

11. Equity

11.1 Common Shares

The authorized share capital of the Company consists of an unlimited number of common shares and an unlimited number of preferred shares issuable in series without par value.

On October 12, 2021, the Company issued 120,000 GRC Shares with a fair value of $626 to service providers as compensation for the expanded scope of digital marketing services for a contract term ending on June 27, 2022. $626 was recognized as share-based compensation expense for the year ended September 30, 2022.

On November 5, 2021, the Company completed its acquisitions of Golden Valley Mines and Royalties Ltd. and Abitibi Royalties Inc. by issuing an aggregate of 61,104,200 GRC Shares with a fair value of $296,966.

On March 1, 2022, the Company issued 207,449 GRC Shares to acquire a royalty on a portion of the Côté Gold Project. In addition, on May 25, 2022, the Company issued an additional 50,000 GRC Shares to third parties in connection with certain acknowledgement in connection with the transaction.

On March 22, 2022 and May 19, 2022, the Company issued 39,435 GRC Shares with fair value of $148 to service providers for the provision of marketing services. The Company amortized the prepaid fee over the term of the agreement and recognized $148 as share-based compensation expense for the year ended September 30, 2022.

On July 5, 2022, the Company issued 56,757 GRC Shares with fair value of $124 to service providers for the provision of marketing services. The Company amortized the prepaid service fee over the term of the agreement and recognized $61, $32 and $31 as share-based compensation expense for the year ended December 31, 2023, the three months ended December 31, 2022, and the year ended September 30, 2022, respectively.

On September 27, 2022, the Company issued 9,393,681 GRC Shares to acquire a portfolio of royalties from Nevada Gold Mines LLC.

During the year ended September 30, 2022, the Company issued 402,938 GRC Shares in exchange for the exercise of 1,644,649 warrants to purchase GRC Shares that were issued to the holders of the warrants of Ely Gold Royalties Inc. ("Ely Warrants") and received gross proceeds of $856.

During the year ended December 31, 2023, the Company issued 162,967 GRC shares in satisfaction of the dividend reinvestment plan and 496,785 GRC Shares to acquire a portfolio of royalties from SOQUEM.

On June 4, 2024, the Company issued 2,906,977 GRC Shares in satisfaction of the acquisition of the Vareš Copper Stream (Note 4). The Company incurred issuance costs of $31 and recognized a corresponding deferred tax recovery of $8.

On May 31, 2024, the Company completed a public offering of units ("Unit") of the Company (the "Offering"). Pursuant to the Offering, the Company issued, on a bought deal basis, 20,058,300 Units, including 2,616,300 Units pursuant to the full exercise of the over-allotment option, at a price of $1.72 per Unit for aggregate gross proceeds of $34,500 and incurred issuance costs of $2,264. A corresponding deferred tax recovery of $680 was recognized in connection with these issuance costs. Each Unit consists of one GRC Share and Warrant. Each Warrant is exercisable to acquire one GRC Share for a period of thirty-six months after closing at an exercise price of $2.25. The proceeds were used to fund the acquisition of the Vareš Copper Stream.

During the year ended December 31, 2024, the Company issued 1,546,882 (2023: 267,489) GRC Shares in satisfaction of vesting of RSUs, marketing services and debentures interest payment. 23,919 (2023: 332,298) GRC Shares were issued upon exercise of share options during the year ended December 31, 2024.

11.2 At-the-Market Program

On August 15, 2022, the Company entered into an equity distribution agreement (the "Equity Distribution Agreement") with a syndicate of agents, providing for the issuance of up to $50 million shares of GRC from treasury to the public from time to time pursuant to an "at the market" equity program (the "ATM Program"). The Equity Distribution Agreement was terminated on September 1, 2023. During the year ended December 31, 2023, the Company issued 496,438 under the Company's ATM Program for net proceeds of $1,223.

11. Equity (continued)

11.3 Restricted Shares

On October 19, 2020, the Company issued 1,500,000 restricted shares ("Restricted Shares") to certain officers and directors of the Company and GoldMining, the terms of which were subsequently amended on January 10, 2021. The Restricted Shares were subject to restrictions that, among other things, prohibited the transfer thereof until certain performance conditions were met. In addition, if such conditions were not met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to the Company without the requirement of any further consideration. The performance conditions were as follows:

(1)
with respect to one-third of the Restricted Shares awarded to the holder, if the Company's initial public offering or any liquidity event (being any liquidation, dissolution or winding-up of the Company or distribution of all or substantially all of the Company's assets among shareholders or a change of control transaction) occurs that values the Company at a minimum of $50,000,000 (condition met);
(2)
with respect to one-third of the Restricted Shares awarded to the holder, if the Company receives $1,000,000 of royalty payments under any of the Company's royalty interests prior to October 19, 2023 (condition met); and
(3)
with respect to one-third of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer, employee or consultant of the Company or an entity that is under common control with the Company for a period of one year after the initial public offering is completed (condition met).

During the year ended September 30, 2022, the Company recognized share-based compensation expense of $276, related to the Restricted Shares.

11.4 Restricted Share Units

During the years ended December 31, 2024, and 2023, three months ended December 31, 2022, and year ended September 30, 2022, the Company recognized share-based compensation expense of $1,873, $1,318, $201 and $341, respectively, related to the RSUs.

The following outlines the movements of the Company's RSUs:

	Number of RSUs	Weighted Average Grant Price ($)
Balance at September 30, 2021	—	—
Granted	167,849	4.84
Forfeited	(2,005)	4.92
Balance at September 30, 2022	165,844	4.84
Granted	603,703	2.81
Balance at December 31, 2022	769,547	3.25
Granted	1,556,164	1.55
Vested	(257,489)	3.24
Forfeited	(3,102)	2.81
Balance at December 31, 2023	2,065,120	1.97
Granted	1,348,555	1.24
Vested	(738,244)	2.11
Forfeited	(95,156)	2.09
Balance at December 31, 2024	2,580,275	1.55

The Company's RSUs vest in three equal annual instalments during the recipient's continual service with the Company. The Company classifies RSUs as equity instruments since the Company has the ability and intent to settle the awards in GRC Shares. The compensation expense is calculated based on the fair value of each RSU as determined by the closing value of GRC Shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSUs.

During the years ended December 31, 2024, and 2023, three months ended December 31, 2022, and year ended September 30, 2022, the Company granted to certain officers, directors, and consultants 1,348,555, 1,556,164, 603,703, and 167,849 RSUs, respectively, at weighted average values of $1.24, $1.55, $2.81, and $4.91, respectively.

11.5 Dividends and Dividend Reinvestment Plan ("DRIP")

On January 18, 2022, the Company declared an inaugural quarterly cash dividend of $0.01 per common share. Dividend payments were suspended on July 31, 2023. No dividends were paid in 2024. The Company paid a dividend of $2,892, $1,439 and $4,032 for the year ended December 31, 2023, the three months ended December 31, 2022, and the year ended September 30, 2022, respectively.

11. Equity (continued)

11.5 Dividends and Dividend Reinvestment Plan ("DRIP") (continued)

The Company adopted the DRIP on February 16, 2023, allowing eligible shareholders to reinvest dividends into additional GRC Shares without brokerage fees. Shares can be issued from treasury or purchased on the open market through the NYSE American. During the year ended December 31, 2024, three months ended December 31, 2022, and year ended September 30, 2022, no GRC Shares were issued in satisfaction of the DRIP. During the year ended December 31, 2023, 162,967 GRC Shares were issued in satisfaction of the DRIP.

11.6 Reserves

The following outlines the movements of the Company's common share purchase warrants, share options, RSUs and convertible debentures:

	Reserves
	Warrants	Share Based Awards	Convertible Debentures	Total
	($)	($)	($)	($)
Balance at September 30, 2021	9,205	2,199	—	11,404
Exercise of common share purchase warrants	(913)	—	—	(913)
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.	—	8,991	—	8,991
Share-based compensation - share options	—	1,551	—	1,551
Share-based compensation - RSUs	—	341	—	341
Balance at September 30, 2022	8,292	13,082	—	21,374
Share-based compensation - share options	—	845	—	845
Share-based compensation - RSUs	—	201	—	201
Balance at December 31, 2022	8,292	14,128	—	22,420
Vesting of RSUs	—	(826)	—	(826)
Exercise of share options - Golden Valley Abitibi Royalties Ltd	—	(1,823)	—	(1,823)
Convertible debentures:
Equity component of convertible debentures issued for cash, net of taxes	—	—	12,270	12,270
Transaction fees and issuance costs	—	—	(538)	(538)
Share-based compensation - share options	—	1,405	—	1,405
Share-based compensation - RSUs	—	1,318	—	1,318
Balance at December 31, 2023	8,292	14,202	11,732	34,226
Vesting of RSUs	—	(1,551)	—	(1,551)
Exercise of share options - Golden Valley Abitibi Royalties Ltd	—	(301)	—	(301)
Bought deal offering:
Warrants issued for cash	1,003	—	—	1,003
Share-based compensation - share options	—	434	—	434
Share-based compensation - RSUs	—	1,873	—	1,873
Balance at December 31, 2024	9,295	14,657	11,732	35,684

Common Share Purchase Warrants

On March 11 and 12, 2021, the Company issued a total of 10,350,000 common share purchase warrants at an exercise price of $7.50 per share which expired during the year ended December 31, 2024.

As at December 31, 2024, December 31, 2023, December 31, 2022, and September 30, 2022, there were 2,430,000, 2,430,000, 11,518,252, and 13,518,252 Ely Warrants, respectively, outstanding which are exercisable into 595,350, 595,350, 2,821,971, and 3,311,971 GRC Shares, respectively, based on a 0.2450 exchange ratio. As at December 31, 2024, December 31, 2023, December 31, 2022, and September 30, 2022, the Ely Warrants had a weighted average exercise price of C$4.59, C$4.59, C$4.31, and C$4.48, respectively, per GRC Share and with a weighted average remaining contractual life of 0.63 years, 1.63 years, 0.61 years, and 0.98 years, respectively.

11. Equity (continued)

11.6 Reserves (continued)

Share Options

The Company adopted a long-term incentive plan (the "LTIP") which provides that the Board of Directors may, from time to time, at its discretion, grant awards of restricted share units, performance share units, deferred share units and share options to directors, officers, employees and consultants. The aggregate number of GRC Shares issuable under the LTIP in respect of awards shall not exceed 10% of GRC Shares issued and outstanding.

The following outlines the movements of the Company's common share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at September 30, 2021	3,016,200	4.97
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.	2,498,045	1.32
Granted	577,031	4.52
Forfeited	(61,200)	4.26
Balance at September 30, 2022	6,030,076	3.42
Granted	2,271,592	2.58
Forfeited	(65,000)	4.29
Balance at December 31, 2022	8,236,668	3.18
Granted	5,000	2.33
Exercised - Golden Valley Abitibi Royalties Ltd.	(332,298)	1.04
Forfeited - Golden Valley Abitibi Royalties Ltd.	(143,159)	1.04
Balance at December 31, 2023	7,766,211	3.31
Granted	2,094,450	1.24
Exercised - Golden Valley Abitibi Royalties Ltd.	(25,544)	1.29
Forfeited - Golden Valley Abitibi Royalties Ltd.	(111,342)	2.18
Balance at December 31, 2024	9,723,775	2.89

The weighted average share price at the date of exercise of options exercised during the year ended December 31, 2024 was $1.71 (2023: $1.94).

During the year ended December 31, 2024, the Company granted 2,094,450 share options at an exercise price of $1.24 per share to officers and employees. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

During the year ended December 31, 2023, the Company granted 5,000 share options at an exercise price of $2.33 per share to an employee. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

During the three months ended December 31, 2022, the Company granted 30,000 share options at an exercise price of $2.13 per share, 5,000 share options at an exercise price of $2.49 per share and 2,236,592 at an exercise price of $2.59 per share to directors, officers and employees. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

During the year ended September 30, 2022, the Company granted 404,517 share options at an exercise price of $4.93 per share, 5,000 share options at an exercise price of $4.62 per share, 100,000 share options at an exercise price of $4.14 per share, 17,514 share options at an exercise price of $3.06 per share, 25,000 share options at an exercise price of $2.73 per share and 25,000 share options at an exercise price of $2.16 per share to directors, officers and employees. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.

11. Equity (continued)

11.6 Reserves (continued)

Share Options

The fair values of the share options granted during the years ended December 31, 2024, and 2023, three months ended December 31, 2022, and year ended September 30, 2022, were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
Risk-free interest rate	4.11%	4.55%	1.90%	1.39%
Expected life (years)	2.88	1.37	2.93	2.87
Expected volatility	55.88%	41.83%	42.12%	47.99%
Expected dividend yield	0.00%	1.72%	0.65%	0.14%
Estimated forfeiture rate	0.83%	13.33%	1.72%	0.05%

As there was insufficient trading history of GRC Shares prior to the date of grant during the year ended December 31, 2023, three months ended December 31, 2022, and year ended September 30, 2022, the expected volatility for the year ended December 31, 2023, three months ended December 31, 2022, and year ended September 30, 2022, were based on the historical share price volatility of a group of comparable companies in the sector in which the Company operates over a period similar to the expected life of the share options.

A summary of share options outstanding and exercisable as at December 31, 2024, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
1.00 to 1.99	3,986,398	1.30	3.36	2,415,561	1.34	2.33
2.00 to 2.99	2,337,860	2.58	2.87	2,337,860	2.58	2.87
3.00 to 3.99	17,514	3.06	2.39	17,514	3.06	2.39
4.00 to 4.99	877,003	4.86	1.73	877,003	4.86	1.73
5.00 and above	2,505,000	5.00	1.19	2,505,000	5.00	1.19
	9,723,775	2.89	2.53	8,152,938	3.20	2.07

During the years ended December 31, 2024, and 2023, three months ended December 31, 2022, and year ended September 30, 2022, the Company recognized share-based compensation expense of $434, $1,405, $845 and $1,551, respectively, related to the share options.